UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BUFORD, DICKSON, HARPER & SPARROW, INC
Address: 211 N. BROADWAY, SUITE 2080
         St. Louis,MO 63102



13F File Number: 28-11028_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-5445
Signature, Place, and Date of Signing:

/s/William Young--St. Louis, MO  JULY 2, 2010


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      58
Form 13F Information Table Value Total:       $102,824


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AARON'S, INC.                  COM              002535201     1131    66240 SH       DEFINED                     0        0    66240
ABBOTT LABORATORIES            COM              002824100     2979    63685 SH       DEFINED                     0        0    63685
ADOBE SYSTEMS INC              COM              00724F101     2531    95760 SH       DEFINED                     0        0    95760
AEROPOSTALE INC                COM              007865108     1289    45000 SH       DEFINED                     0        0    45000
ALBERTO-CULVER CO              COM              013078100     1413    52160 SH       DEFINED                     0        0    52160
AMGEN INC                      COM              031162100     2932    55750 SH       DEFINED                     0        0    55750
APOLLO GROUP INC CL A          COM              037604105     1472    34660 SH       DEFINED                     0        0    34660
BEST BUY INC                   COM              086516101     2395    70720 SH       DEFINED                     0        0    70720
BIO-REFERENCE LABS, INC.       COM              09057G602     1598    72100 SH       DEFINED                     0        0    72100
BROADCOM CORPORATION           COM              111320107     2748    83335 SH       DEFINED                     0        0    83335
CH ROBINSON WORLDWIDE INC      COM              12541W209     2327    41800 SH       DEFINED                     0        0    41800
CANTEL MEDICAL CORP            COM              138098108     1072    64220 SH       DEFINED                     0        0    64220
CAPELLA EDUCATION CO           COM              139594105     1136    13960 SH       DEFINED                     0        0    13960
CATALYST HEALTH SOLUTIONS INC  COM              14888B103     1658    48060 SH       DEFINED                     0        0    48060
CHURCH & DWIGHT INC            COM              171340102     1271    20260 SH       DEFINED                     0        0    20260
CLOROX CO                      COM              189054109      423     6800 SH       DEFINED                     0        0     6800
COACH INC                      COM              189754104     2499    68380 SH       DEFINED                     0        0    68380
COGNIZANT TECH SOL CL A        COM              192446102     1201    24000 SH       DEFINED                     0        0    24000
COLLECTIVE BRANDS INC          COM              19421W100     1000    63280 SH       DEFINED                     0        0    63280
DAVITA INC                     COM              23918K108     3374    54035 SH       DEFINED                     0        0    54035
DEVRY INC                      COM              251893103     1127    21480 SH       DEFINED                     0        0    21480
DIODES INCORPORATED            COM              254543101     1131    71270 SH       DEFINED                     0        0    71270
DOLLAR TREE INC                COM              256746108     1566    37620 SH       DEFINED                     0        0    37620
ECOLAB INC                     COM              278865100     3318    73870 SH       DEFINED                     0        0    73870
ENDO PHARMACEUTICALS HLDGS INC COM              29264F205     1292    59220 SH       DEFINED                     0        0    59220
GEN DYNAMICS CORP              COM              369550108      480     8200 SH       DEFINED                     0        0     8200
GILEAD SCIENCES INC            COM              375558103     2345    68395 SH       DEFINED                     0        0    68395
GRACO INC                      COM              384109104     1269    45000 SH       DEFINED                     0        0    45000
HEALTHSOUTH CORP NEW           COM              421924309      842    45000 SH       DEFINED                     0        0    45000
HERSHEY CO                     COM              427866108      479    10000 SH       DEFINED                     0        0    10000
HEWLETT PACKARD CORP           COM              428236103     3951    91300 SH       DEFINED                     0        0    91300
HIBBETT SPORTS INC             COM              428567101     1298    54160 SH       DEFINED                     0        0    54160
IDEXX LABORATORIES INC         COM              45168D104     1424    23380 SH       DEFINED                     0        0    23380
INGRAM MICRO INC CL A          COM              457153104     1204    79290 SH       DEFINED                     0        0    79290
JOS A BANK CLOTHIERS INC       COM              480838101     1463    27100 SH       DEFINED                     0        0    27100
KROGER COMPANY                 COM              501044101      354    18000 SH       DEFINED                     0        0    18000
MAGELLAN HEALTH SERVICES INC   COM              559079207     1203    33110 SH       DEFINED                     0        0    33110
MCDONALDS CORP                 COM              580135101     4344    65945 SH       DEFINED                     0        0    65945
MICROSOFT CORP                 COM              594918104     2438   105940 SH       DEFINED                     0        0   105940
NIKE INC CL B                  COM              654106103      405     6000 SH       DEFINED                     0        0     6000
99 CENTS ONLY STORES           COM              65440K106     1396    94320 SH       DEFINED                     0        0    94320
PANERA BREAD COMP CL A         COM              69840W108     1284    17050 SH       DEFINED                     0        0    17050
PEPSICO INC                    COM              713448108     2696    44235 SH       DEFINED                     0        0    44235
QUEST DIAGNOSTICS INC          COM              74834L100     3178    63860 SH       DEFINED                     0        0    63860
RESEARCH IN MOTION             COM              760975102     2113    42885 SH       DEFINED                     0        0    42885
RESMED INC                     COM              761152107     1765    29030 SH       DEFINED                     0        0    29030
ROSS STORES INC.               COM              778296103     1289    24190 SH       DEFINED                     0        0    24190
SRA INTERNATIONAL INC          COM              78464R105     1322    67230 SH       DEFINED                     0        0    67230
ST JUDE MEDICAL INC            COM              790849103      505    14000 SH       DEFINED                     0        0    14000
STERICYCLE INC                 COM              858912108     1415    21570 SH       DEFINED                     0        0    21570
SYSCO CORP                     COM              871829107     2905   101690 SH       DEFINED                     0        0   101690
TJX COS INC NEW                COM              872540109     3038    72415 SH       DEFINED                     0        0    72415
UNUM GROUP                     COM              91529Y106     3310   152520 SH       DEFINED                     0        0   152520
WMS INDS INC COM               COM              929297109     1418    36140 SH       DEFINED                     0        0    36140
WASTE CONNECTIONS, INC.        COM              941053100     1330    38120 SH       DEFINED                     0        0    38120
WATERS CORP                    COM              941848103     1291    19960 SH       DEFINED                     0        0    19960
WATSON PHARMACEUTICALS         COM              942683103     1058    26090 SH       DEFINED                     0        0    26090
XILINX INC                     COM              983919101     3129   123890 SH       DEFINED                     0        0   123890